7. Accrued Expenses (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accrued Expenses Details
Accrued compensation	$ 50,923	$ 33,930
Other accrued expenses	210,384	93,598
Accrued expenses	$ 261,307	$ 167,528